CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 11,189,191	$ 11,083,592
Restricted cash	11,933,498	10,345,825
Accounts receivable, net	23,813,678	22,716,298
Bills receivable	358,273	1,097,025
Advances to suppliers	3,600,845	8,331,149
Amounts due from related parties	109,406	508,355
Inventories	5,418,446	15,655,723
Other current assets	14,820,715	10,975,335
Deferred tax assets	736,568	498,459
Assets held for sale-current	13,032,000	0
TOTAL CURRENT ASSETS	85,012,620	81,211,761
Assets held for sale-noncurrent	20,270,434	0
Deposit for purchase of land use rights	14,799,874	18,237,303
Long-term investments	2,648,378	2,661,385
Property, plant and equipment, net	12,803,185	31,531,027
Land use rights, net	0	13,222,442
Intangible assets, net	15,459,340	14,307,939
Goodwill	24,133,230	27,719,869
Deferred tax assets	4,278,748	347,264
TOTAL ASSETS	179,405,809	189,238,990
CURRENT LIABILITIES
Short-term bank loans	62,684,843	58,948,332
Accounts payable	20,810,765	17,857,866
Bills payable	24,228,181	26,549,982
Advances from customers	2,754,644	4,623,283
Accrued payroll and benefits	3,016,771	2,845,977
Deposit for assets held for sale	13,032,000	0
Other payables and accrued expenses	9,190,614	12,544,571
Amounts due to related parties	851,262	900,350
Income tax payable	3,750,088	3,720,807
TOTAL CURRENT LIABILITIES	140,319,168	127,991,168
Long-term bank loans	214,630	312,547
Amounts due to related parties	13,065	13,129
Deferred tax liabilities	280,137	742,696
TOTAL LIABILITIES	140,827,000	129,059,540
COMMITMENTS AND CONTINGENCIES	0	0
Ordinary shares, par $0.01; shares issued and outstanding, 2014; 475,000 shares; 2013: 725,000 shares	1,425,000	2,175,000
EQUITY
Ordinary shares, par $0.01; authorized capital 100,000,000 shares; shares issued and outstanding, 2014:31,768,875 shares; 2013:28,641,528 shares	335,271	309,076
Treasury shares, 2014:717,448 shares; 2013:1,225,311 shares	(4,290,000)	(4,814,775)
Additional paid-in capital	126,862,049	115,668,644
Reserve	14,755,946	14,629,369
Deficit earnings	(142,910,476)	(113,513,766)
Accumulated other comprehensive income	24,755,457	25,070,226
Total equity of the Company	19,508,247	37,348,774
Non-controlling interest	17,645,562	20,655,676
Total equity	37,153,809	58,004,450
TOTAL LIABILITIES AND EQUITY	$ 179,405,809	$ 189,238,990